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MetLife
1095 Avenue of the Americas
New York, NY 10036

May 1, 2013

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Metropolitan Life Insurance Company
    Metropolitan Life Separate Account E
    Preference Plus(R) Income Advantage Annuity Contracts
    Post-Effective Amendment No. 11 to Form N-4 ("Registration Statement") Registration Nos. 333-122883/811-4001
    -------------------------------------

Ladies and Gentlemen:

   Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Prospectus and Statement of Additional Information for Preference Plus(R) Income Advantage Annuity Contracts, dated April 29, 2013, which were filed electronically with the Registration Statement on April 16, 2013, do not differ from the Prospectus and the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra Saul
Myra Saul
Associate General Counsel